Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Current Assets
Cash and cash equivalents	$ 3,655,947	$ 684,335
Restricted cash	150,973
Accounts receivable, net of allowance for doubtful accounts of $31,997 and $94,166, respectively	6,270,505	25,551,527
Notes receivable		101,361
Inventories, net	15,432,712	18,686,680
Advances to suppliers, net	6,097,833	7,300,770
Tax receivables	92,749	443,173
Prepaid expenses and other receivables	207,584	1,426,790
Total Current Assets	31,908,303	54,194,636
Property, plant and equipment, net	19,415,829	19,368,333
Land use rights, net	1,284,591	1,497,579
Intangible assets, net	2,968,745	127,129
Deferred tax assets, net	566,404	673,179
Long-term investment	210,867
Right-of-use lease assets	5,571	105,625
Other long-term receivables	823,116
TOTAL ASSETS	57,183,426	75,966,481
Current Liabilities
Accounts payable	6,279,484	17,618,986
Accrued expenses and other current liabilities	1,950,122	2,632,370
Advances from customers	1,415,175	4,506,016
Due to related parties	477,964	3,197,070
Short-term borrowings	21,292,963	32,417,418
Operating lease liabilities – current	89,917	193,161
Total Current Liabilities	31,505,625	60,565,021
Operating lease liabilities – non-current		5,583
Long-term liability		194,022
Other long-term payables	52,590
TOTAL LIABILITIES	31,558,215	60,764,626
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Common stock, $0.0001 par value, 500,000,000 shares authorized, 14,006,250 and 10,250,000 shares issued and outstanding as of September 30, 2022 and 2021	1,401	1,013
Additional paid-in capital	23,256,219	10,856,169
Statutory reserves	1,496,314	1,033,653
Retained earnings	2,484,385	2,748,068
Accumulated other comprehensive loss	(1,902,108)	(316,017)
Total Equity Attributable to Ostin Technology Group Co., Ltd.	25,336,211	14,322,886
Equity attributable to non-controlling interests	289,000	878,969
Total Shareholders’ Equity	25,625,211	15,201,855
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 57,183,426	$ 75,966,481